SCHEDULE OF RESTRICTED BANK DEPOSITS CASH AND BANK BALANCES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Restricted bank deposits	$ 592,652	$ 628,156
Cash and bank balances	2,963,301	3,979,416	$ 5,082,587	$ 3,545,458
Total	$ 3,555,953	$ 4,607,572